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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	CHT-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.07%

Advertising–1.53%

Publicis Groupe S.A. (France)	871,895	$59,826,120

Aerospace & Defense–2.63%

General Dynamics Corp.	281,346	50,946,133
United Technologies Corp.	471,752	51,737,042
		102,683,175

Air Freight & Logistics–1.54%

United Parcel Service, Inc. -Class B	549,306	59,945,764

Apparel, Accessories & Luxury Goods–3.51%

Hanesbrands, Inc.	1,577,811	37,409,899
LVMH Moet Hennessy Louis Vuitton S.E. (France)	253,508	51,317,956
PVH Corp.	512,982	48,122,841
		136,850,696

Asset Management & Custody Banks–0.94%

Northern Trust Corp.	441,366	36,615,723

Auto Parts & Equipment–1.56%

Delphi Automotive PLC	866,033	60,674,272

Biotechnology–6.45%

AbbVie Inc.	611,974	37,397,731
Biogen Inc. (b)	231,829	64,272,272
Celgene Corp. (b)	755,377	87,737,039
Shire PLC -ADR	370,209	62,124,772
		251,531,814

Building Products–1.23%

Johnson Controls International PLC	1,089,863	47,932,192

Cable & Satellite–2.92%

Comcast Corp. -Class A	1,510,743	113,940,237

Communications Equipment–1.16%

F5 Networks, Inc. (b)	336,334	45,078,846

Consumer Finance–2.54%

American Express Co.	1,294,978	98,910,420

Distillers & Vintners–1.43%

Diageo PLC (United Kingdom)	2,002,419	55,727,039

Diversified Banks–3.24%

Svenska Handelsbanken AB -Class A (Sweden)	4,468,230	66,873,173

	Shares	Value

Diversified Banks–(continued)

U.S. Bancorp	1,126,268	$59,298,010
		126,171,183

Drug Retail–1.85%

Walgreens Boots Alliance, Inc.	882,397	72,303,610

Electric Utilities–1.02%

Duke Energy Corp.	508,588	39,944,502

Electronic Manufacturing Services–1.95%

TE Connectivity Ltd.	1,025,250	76,227,337

Health Care Facilities–1.57%

HCA Holdings, Inc. (b)	762,761	61,234,453

Home Improvement Retail–1.50%

Home Depot, Inc. (The)	423,729	58,296,636

Household Appliances–1.03%

Whirlpool Corp.	230,475	40,307,773

Housewares & Specialties–1.39%

Newell Brands, Inc.	1,142,628	54,080,583

Industrial Conglomerates–1.43%

General Electric Co.	1,873,561	55,644,762

Industrial Gases–0.98%

Air Liquide S.A. (France)	354,902	38,401,145

Industrial Machinery–3.56%

Illinois Tool Works Inc.	520,377	66,191,954
Stanley Black & Decker Inc.	586,302	72,701,448
		138,893,402

Insurance Brokers–1.84%

Marsh & McLennan Cos., Inc.	1,056,599	71,869,864

Integrated Oil & Gas–1.43%

Suncor Energy, Inc. (Canada)	1,801,230	55,910,179

Internet Software & Services–1.89%

Alphabet Inc. -Class C (b)	92,348	73,581,963

IT Consulting & Other Services–4.77%

Cognizant Technology Solutions Corp. -Class A (b)	1,533,104	80,625,940
International Business Machines Corp.	602,687	105,180,935
		185,806,875

Life & Health Insurance–2.28%

AIA Group Ltd. (Hong Kong)	14,373,200	89,032,019

See accompanying notes which are an integral part of this schedule.

                                 Invesco Charter Fund

	Shares	Value

Life Sciences Tools & Services–1.56%

Thermo Fisher Scientific, Inc.	399,635	$60,900,378

Movies & Entertainment–1.54%

Time Warner Inc.	618,714	59,922,451

Multi-Sector Holdings–2.09%

Berkshire Hathaway Inc. -Class A (b)	331	81,419,496

Multi-Utilities–1.01%

WEC Energy Group, Inc.	669,787	39,550,922

Oil & Gas Equipment & Services–3.21%

Halliburton Co.	599,582	33,918,354
Schlumberger Ltd.	370,497	31,014,304
Tenaris S.A. -ADR (Luxembourg)	1,722,665	60,362,181
		125,294,839

Oil & Gas Exploration & Production–3.00%

Concho Resources Inc. (b)	424,341	59,170,109
Range Resources Corp.	1,782,264	57,638,418
		116,808,527

Pharmaceuticals–1.69%

Allergan PLC (b)	301,267	65,944,334

Property & Casualty Insurance–2.69%

Progressive Corp. (The)	2,800,030	104,833,123

Regional Banks–1.81%

First Republic Bank	748,297	70,586,856

Semiconductors–6.87%

Analog Devices, Inc.	1,365,542	102,333,718
QUALCOMM, Inc.	1,197,100	63,961,053
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17,033,019	101,379,096
		267,673,867

	Shares	Value

Systems Software–3.63%

Microsoft Corp.	1,104,410	$71,400,106
Oracle Corp.	1,746,398	70,048,024
		141,448,130

Wireless Telecommunication Services–0.80%

Vodafone Group PLC –ADR (United Kingdom)	1,248,837	31,096,041
Total Common Stocks & Other Equity Interests (Cost $2,700,114,200)		3,472,901,548

Money Market Funds–10.95%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	256,166,995	256,166,995
Treasury Portfolio – Institutional Class, 0.40% (c)	170,777,997	170,777,997
Total Money Market Funds (Cost $426,944,992)		426,944,992
TOTAL INVESTMENTS–100.02% (Cost $3,127,059,192)		3,899,846,540
OTHER ASSETS LESS LIABILITIES–(0.02)%		(864,406)
NET ASSETS–100.00%		$3,898,982,134

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Charter Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

                                 Invesco Charter Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended January 31, 2017, there were transfers from Level 1 to Level 2 of $241,729,071, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Common Stocks and Other Equity Interests	$3,070,171,120	$402,730,428	$—	$3,472,901,548
Money Market Funds	426,944,992	—	—	426,944,992
Total Investments	$3,497,116,112	$402,730,428	$—	$3,899,846,540

                                 Invesco Charter Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $374,453,587 and $480,238,475, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 876,976,248
Aggregate unrealized (depreciation) of investment securities	(107,291,038)
Net unrealized appreciation of investment securities	$ 769,685,210
Cost of investments for tax purposes is $3,130,161,330.

                                 Invesco Charter Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	DDI-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–81.88%

Aerospace & Defense–1.87%

General Dynamics Corp.	1,337,293	$242,157,017
Raytheon Co.	1,095,751	157,963,464
		400,120,481

Air Freight & Logistics–0.41%

United Parcel Service, Inc. -Class B	802,182	87,542,122

Apparel Retail–0.40%

TJX Cos., Inc. (The)	1,135,581	85,077,729

Apparel, Accessories & Luxury Goods–0.84%

Coach, Inc.	2,804,806	104,759,504
Columbia Sportswear Co.	1,388,853	75,511,938
		180,271,442

Asset Management & Custody Banks–0.97%

Federated Investors, Inc. -Class B	3,886,719	101,093,561
Legg Mason, Inc.	3,401,451	107,791,982
		208,885,543

Brewers–1.26%

Heineken N.V. (Netherlands)	3,612,082	270,720,231

Construction Machinery & Heavy Trucks–0.76%

Joy Global Inc. (b)	5,788,808	162,781,281

Consumer Finance–1.76%

American Express Co.	4,941,089	377,400,378

Data Processing & Outsourced Services–0.68%

Automatic Data Processing, Inc.	1,450,555	146,491,549

Department Stores–0.16%

Marks & Spencer Group PLC (United Kingdom)	7,925,259	33,502,995

Drug Retail–1.10%

Walgreens Boots Alliance, Inc.	2,874,224	235,513,915

Electric Utilities–9.41%

American Electric Power Co., Inc.	4,650,652	297,920,767
Duke Energy Corp.	4,019,565	315,696,635
Entergy Corp.	4,079,295	292,240,694
Exelon Corp.	14,596,473	523,721,451
PPL Corp.	16,942,379	590,272,485
		2,019,852,032

Electrical Components & Equipment–2.56%

ABB Ltd. (Switzerland)	10,144,880	240,854,191
Emerson Electric Co.	5,271,108	309,203,195
		550,057,386

Food Distributors–1.21%

Sysco Corp.	4,966,120	260,522,655

	Shares	Value

General Merchandise Stores–1.10%

Target Corp.	3,663,098	$236,196,559

Health Care Equipment–0.77%

Stryker Corp.	1,344,331	166,065,208

Hotels, Resorts & Cruise Lines–0.53%

Accor S.A. (France)	2,820,082	114,479,994

Household Products–2.94%

Kimberly-Clark Corp.	1,579,096	191,275,898
Procter & Gamble Co. (The)	5,015,561	439,363,144
		630,639,042

Housewares & Specialties–0.75%

Newell Brands, Inc.	3,395,131	160,691,550

Human Resource & Employment Services–0.58%

Robert Half International, Inc.	2,664,506	125,391,652

Industrial Machinery–1.81%

Flowserve Corp.	6,115,815	300,653,465
Pentair PLC (United Kingdom)	1,478,917	86,708,904
		387,362,369

Integrated Oil & Gas–4.73%

Royal Dutch Shell PLC -Class B (United Kingdom)	6,237,574	176,628,552
Suncor Energy, Inc. (Canada)	15,219,720	472,096,145
TOTAL S.A. (France)	7,234,972	366,570,914
		1,015,295,611

Integrated Telecommunication Services–4.86%

AT&T Inc.	14,652,712	617,758,338
BT Group PLC (United Kingdom)	51,358,779	196,307,689
Deutsche Telekom AG (Germany)	13,103,792	228,602,570
		1,042,668,597

Investment Banking & Brokerage–0.51%

Charles Schwab Corp. (The)	2,658,746	109,646,685

Life & Health Insurance–0.16%

Lincoln National Corp.	515,875	34,826,721

Motorcycle Manufacturers–1.37%

Harley-Davidson, Inc.	5,153,488	293,954,956

Movies & Entertainment–0.74%

Time Warner Inc.	1,646,778	159,490,449

Multi-Line Insurance–2.68%

Hartford Financial Services Group, Inc. (The)	11,783,633	573,980,763

See accompanying notes which are an integral part of this schedule.

                                 Invesco Diversified Dividend Fund

	Shares	Value

Multi-Utilities–4.22%

Consolidated Edison, Inc.	4,026,614	$299,378,751
Dominion Resources, Inc.	4,960,638	378,397,467
Sempra Energy	2,225,713	227,890,754
		905,666,972

Oil & Gas Drilling–0.61%

Nabors Industries Ltd.	8,093,097	131,512,826

Oil & Gas Equipment & Services–0.30%

Baker Hughes Inc.	1,011,255	63,789,965

Packaged Foods & Meats–8.20%

Campbell Soup Co.	6,324,540	393,576,124
General Mills, Inc.	10,051,704	628,030,466
Kraft Heinz Co. (The)	3,936,496	351,489,728
Mead Johnson Nutrition Co.	2,269,617	159,917,214
Mondelez International, Inc. -Class A	5,127,193	227,032,106
		1,760,045,638

Paper Packaging–2.51%

Avery Dennison Corp.	1,081,040	78,937,541
International Paper Co.	6,094,643	344,956,794
Sonoco Products Co.	2,099,609	115,373,515
		539,267,850

Personal Products–0.49%

L’Oreal S.A. (France)	582,408	106,057,504

Pharmaceuticals–2.87%

Bristol-Myers Squibb Co.	3,282,140	161,350,003
Eli Lilly and Co.	3,884,507	299,223,574
Johnson & Johnson	1,372,253	155,407,652
		615,981,229

Property & Casualty Insurance–0.61%

Travelers Cos., Inc. (The)	1,107,574	130,450,066

Regional Banks–7.64%

Cullen/Frost Bankers, Inc.	1,641,347	146,736,422
Fifth Third Bancorp	9,490,196	247,694,116
KeyCorp	14,175,778	254,738,731
M&T Bank Corp.	2,404,392	390,882,007
PNC Financial Services Group, Inc. (The)	2,157,827	259,931,840
Zions Bancorp.	8,036,400	339,055,716
		1,639,038,832

Restaurants–0.79%

Darden Restaurants, Inc.	2,303,599	168,807,735

Semiconductors–0.93%

Linear Technology Corp.	3,144,934	198,539,683

Soft Drinks–2.60%

Coca-Cola Co. (The)	13,406,039	557,289,041

Specialized REIT’s–1.10%

Weyerhaeuser Co.	7,532,044	235,978,939

	Shares	Value

Tobacco–2.09%

Altria Group, Inc.	2,486,580	$176,994,764
Philip Morris International Inc.	2,826,005	271,663,861
		448,658,625
Total Common Stocks & Other Equity Interests (Cost $13,570,025,040)		17,570,514,800

Money Market Funds–18.24%

Government & Agency Portfolio – Institutional Class, 0.47%(c)	2,348,471,512	2,348,471,512
Treasury Portfolio – Institutional Class, 0.40%(c)	1,565,647,675	1,565,647,675
Total Money Market Funds (Cost $3,914,119,187)		3,914,119,187
TOTAL INVESTMENTS–100.12% (Cost $17,484,144,227)		21,484,633,987
OTHER ASSETS LESS LIABILITIES–(0.12)%		(24,945,779)
NET ASSETS–100.00%		$21,459,688,208

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2017 represented less than 1% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

                                 Invesco Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$16,261,700,419	$1,308,814,381	$—	$17,570,514,800
Money Market Funds	3,914,119,187	—	—	3,914,119,187
	20,175,819,606	1,308,814,381	—	21,484,633,987
Forward Foreign Currency Contracts*	—	(14,278,704)	—	(14,278,704)
Total Investments	$20,175,819,606	$1,294,535,677	$—	$21,470,355,283

* Unrealized appreciation (depreciation).

                                 Invesco Diversified Dividend Fund

NOTE 3 — Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended January 31, 2017.

	Value 10/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 01/31/17	Dividend Income
Joy Global Inc.	$161,102,527	$—	$—	$1,678,754	$—	$162,781,281	$57,888

NOTE 4 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
03/28/2017	Citigroup Global Markets Inc.	CAD	104,895,195	USD	78,979,911	$80,663,837	$(1,683,926)
03/28/2017	Citigroup Global Markets Inc.	EUR	169,997,241	USD	180,982,463	183,995,732	(3,013,269)
03/28/2017	Citigroup Global Markets Inc.	EUR	1,997,080	USD	2,157,426	2,161,531	(4,105)
03/28/2017	Goldman Sachs International	CAD	104,896,348	USD	78,953,137	80,664,724	(1,711,587)
03/28/2017	Goldman Sachs International	EUR	169,997,241	USD	180,868,564	183,995,731	(3,127,167)
03/28/2017	Merrill Lynch International	CAD	104,895,195	USD	78,923,161	80,663,837	(1,740,676)
03/28/2017	Merrill Lynch International	EUR	169,997,489	USD	180,998,027	183,996,001	(2,997,974)
Total Forward Foreign Currency Contracts—Currency Risk							$(14,278,704)

Currency Abbreviations:
CAD	—	Canadian Dollar

EUR	—	Euro

USD	—	U.S. Dollar

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $1,089,653,709 and $196,859,771, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 4,197,873,698
Aggregate unrealized (depreciation) of investment securities	(201,396,224)
Net unrealized appreciation of investment securities	$ 3,996,477,474
Cost of investments for tax purposes is $17,488,156,513.

                                 Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2017

invesco.com/us	SUM-QTR-1	01/17	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2017

(Unaudited)

Shares		Value

Common Stocks & Other Equity Interests–99.87%

Advertising–0.80%

Interpublic Group of Cos., Inc. (The)	627,865	$14,773,663

Aerospace & Defense–2.06%

Northrop Grumman Corp.	60,489	13,856,820

Raytheon Co.	166,630	24,021,381

		37,878,201

Air Freight & Logistics–0.60%

United Parcel Service, Inc. -Class B	100,843	11,004,997

Airlines–0.64%

Alaska Air Group, Inc.	125,473	11,771,877

Application Software–1.53%

salesforce.com, inc. (b)	355,732	28,138,401

Biotechnology–7.00%

Alexion Pharmaceuticals, Inc. (b)	180,228	23,552,195

Amgen Inc.	99,545	15,596,711

Biogen Inc. (b)	67,627	18,748,909

Celgene Corp. (b)	445,998	51,802,668

Incyte Corp. (b)	158,712	19,237,481

		128,937,964

Cable & Satellite–3.94%

Charter Communications, Inc. -Class A (b)	71,628	23,203,891

Comcast Corp. -Class A	240,048	18,104,420

DISH Network Corp. -Class A(b)	529,000	31,300,930

		72,609,241

Commodity Chemicals–0.41%

Westlake Chemical Corp.	123,459	7,643,347

Consumer Electronics–1.49%

Sony Corp. (Japan)	901,000	27,387,203

Data Processing & Outsourced Services–5.64%

First Data Corp. -Class A (b)	231,721	3,554,600

Mastercard Inc. -Class A	150,161	15,966,619

Vantiv, Inc. -Class A (b)	164,175	10,218,252

Visa Inc. -Class A	896,612	74,158,779

		103,898,250

Diversified Banks–0.72%

Bank of America Corp.	589,596	13,348,453

Environmental & Facilities Services–0.93%

Waste Connections, Inc. (Canada)	214,337	17,211,261

Fertilizers & Agricultural Chemicals–0.60%

Monsanto Co.	102,181	11,067,224

	Shares	Value

Financial Exchanges & Data–1.14%

Intercontinental Exchange, Inc.	317,619	$18,536,245

S&P Global Inc.	21,347	2,565,482

		21,101,727

Health Care Equipment–0.95%

Boston Scientific Corp. (b)	725,401	17,453,148

Home Entertainment Software–5.85%

Activision Blizzard, Inc.	771,282	31,013,249

Electronic Arts Inc. (b)	433,172	36,139,540

Nintendo Co., Ltd. (Japan)	71,300	14,524,109

Take-Two Interactive Software, Inc. (b)	488,769	26,222,457

		107,899,355

Home Improvement Retail–3.52%

Home Depot, Inc. (The)	174,224	23,969,738

Lowe’s Cos., Inc.	560,698	40,975,810

		64,945,548

Hotels, Resorts & Cruise Lines–2.12%

Norwegian Cruise Line Holdings Ltd. (b)	399,067	18,756,149

Royal Caribbean Cruises Ltd.	217,227	20,338,964

		39,095,113

Household Appliances–0.56%

Whirlpool Corp.	59,263	10,364,506

Housewares & Specialties–0.46%

Newell Brands, Inc.	177,565	8,404,151

Industrial Gases–0.44%

Praxair, Inc.	68,633	8,128,893

Integrated Telecommunication Services–0.44%

Koninklijke KPN N.V. (Netherlands)	1,847,045	5,323,223

SBA Communications Corp. -Class A(b)	26,027	2,739,602

		8,062,825

Internet & Direct Marketing Retail–6.76%

Amazon.com, Inc. (b)	118,851	97,871,421

Priceline Group Inc. (The) (b)	16,946	26,692,153

		124,563,574

Internet Software & Services–13.56%

Alibaba Group Holding Ltd. -ADR (China)(b)	277,573	28,120,921

Alphabet Inc. -Class A (b)	16,134	13,232,946

Alphabet Inc. -Class C (b)	141,466	112,718,694

Facebook, Inc. -Class A (b)	735,379	95,834,591

		249,907,152

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

	Shares	Value

Investment Banking & Brokerage–1.86%

Charles Schwab Corp. (The)	600,189	$24,751,794

Lazard Ltd. -Class A	224,795	9,549,292

		34,301,086

Life Sciences Tools & Services–0.67%

Thermo Fisher Scientific, Inc.	80,635	12,287,968

Managed Health Care–1.76%

UnitedHealth Group Inc.	200,127	32,440,587

Movies & Entertainment–0.83%

Time Warner Inc.	158,111	15,313,050

Oil & Gas Equipment & Services–1.69%

Halliburton Co.	337,473	19,090,848

Schlumberger Ltd.	143,989	12,053,319

		31,144,167

Oil & Gas Exploration & Production–2.52%

Cimarex Energy Co.	106,764	14,435,560

Newfield Exploration Co. (b)	382,609	15,334,969

Pioneer Natural Resources Co.	61,055	11,003,943

Synergy Resources Corp. (b)	648,921	5,587,210

		46,361,682

Packaged Foods & Meats–6.03%

Blue Buffalo Pet Products, Inc. (b)	333,245	8,081,191

JM Smucker Co. (The)	41,158	5,591,314

Lamb Weston Holdings, Inc.	306,290	11,442,994

Marine Harvest ASA (Norway)	1,054,216	18,677,039

Mondelez International, Inc. -Class A	584,159	25,866,561

Pinnacle Foods Inc.	237,993	12,658,848

Tyson Foods, Inc. -Class A	459,345	28,842,273

		111,160,220

Paper Packaging–0.48%

Bemis Co., Inc.	179,984	8,768,820

Personal Products–0.15%

Estee Lauder Cos. Inc. (The) -Class A	33,987	2,760,084

Pharmaceuticals–4.40%

Allergan PLC (b)	127,273	27,858,787

Eli Lilly and Co.	145,804	11,231,282

Merck & Co., Inc.	348,242	21,587,522

Zoetis Inc.	371,193	20,393,343

		81,070,934

Regional Banks–0.78%

SVB Financial Group (b)	83,884	14,447,341

Restaurants–0.22%

Papa John’s International, Inc.	48,086	4,097,889

Semiconductors–3.39%

Broadcom Ltd.	188,791	37,663,805

	Shares	Value

Semiconductors–(continued)

Integrated Device Technology, Inc. (b)	434,201	$10,937,523

QUALCOMM, Inc.	259,875	13,885,121

		62,486,449

Soft Drinks–1.11%

Monster Beverage Corp. (b)	395,787	16,860,526

PepsiCo, Inc.	35,300	3,663,434

		20,523,960

Specialized Consumer Services–0.51%

Service Corp. International	321,414	9,362,790

Specialized REIT’s–0.41%

Crown Castle International Corp.	85,202	7,483,292

Specialty Chemicals–1.37%

Ecolab Inc.	74,770	8,982,120

Sherwin-Williams Co. (The)	53,398	16,222,847

		25,204,967

Systems Software–2.24%

Microsoft Corp.	457,291	29,563,863

ServiceNow, Inc. (b)	129,173	11,705,657

		41,269,520

Technology Hardware, Storage & Peripherals–4.52%

Apple Inc.	686,505	83,307,382

Trading Companies & Distributors–0.76%

Watsco, Inc.	91,420	13,963,491

Wireless Telecommunication Services–2.01%

Sprint Corp. (b)	3,277,748	30,253,614

T-Mobile US, Inc. (b)	109,234	6,802,001

		37,055,615

Total Common Stocks & Other Equity Interests (Cost $1,227,392,058)		1,840,407,368

Money Market Funds–0.07%

Government & Agency Portfolio – Institutional Class, 0.47% (c)	785,310	785,310

Treasury Portfolio – Institutional Class, 0.40% (c)	523,540	523,540

Total Money Market Funds (Cost $1,308,850)		1,308,850

TOTAL INVESTMENTS–99.94% (Cost $1,228,700,908)		1,841,716,218

OTHER ASSETS LESS LIABILITIES–0.06%		1,036,169

NET ASSETS–100.00%		$1,842,752,387

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of

Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

                                 Invesco Summit Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

                                  Invesco Summit Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Common Stocks & Other Equity Interests	$1,774,495,794	$65,911,574	$—	$1,840,407,368
Money Market Funds	1,308,850	—	—	1,308,850
Total Investments	$1,775,804,644	$65,911,574	$—	$1,841,716,218

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2017 was $224,496,887 and $207,217,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 627,880,724
Aggregate unrealized (depreciation) of investment securities	(16,953,483)
Net unrealized appreciation of investment securities	$ 610,927,241
Cost of investments for tax purposes is $1,230,788,977.

                                 Invesco Summit Fund

Item 2.	Controls and Procedures.

(a)	As of February 13, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 13, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 31, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	March 31, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.